Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Software technology assets resulting from acquisitions, estimated useful live	7 years 1 month 6 days
Equity investments, net	$ 110,793	$ 106,118
Cardholders' loss reserve	10,500	9,400
Advertising expenses	$ 11,500	9,600	$ 5,700
Minimum
Significant Accounting Policies [Line Items]
Estimated forfeiture rate	0.00%
Maximum
Significant Accounting Policies [Line Items]
Estimated forfeiture rate	8.00%
CUP Data
Significant Accounting Policies [Line Items]
Equity method investment, percentage of ownership	44.56%
Equity investments, net	$ 101,638	$ 98,518
Perpetual and site licenses | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	3 years
Perpetual and site licenses | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	10 years
Licensed computer software | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	10 years
Acquisition technology intangibles | Minimum
Significant Accounting Policies [Line Items]
Software technology assets resulting from acquisitions, estimated useful live	5 years
Acquisition technology intangibles | Maximum
Significant Accounting Policies [Line Items]
Software technology assets resulting from acquisitions, estimated useful live	9 years
Software development costs | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	3 years
Software development costs | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	10 years
Other intangible assets | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	3 years
Other intangible assets | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	10 years
North American And International Services | Minimum
Significant Accounting Policies [Line Items]
Processing contracts	3 years
North American And International Services | Maximum
Significant Accounting Policies [Line Items]
Processing contracts	10 years
Merchant Services
Significant Accounting Policies [Line Items]
Reserve for merchant loss	$ 2,000
Merchant Services | Minimum
Significant Accounting Policies [Line Items]
Processing contracts	3 years
Merchant Services | Maximum
Significant Accounting Policies [Line Items]
Processing contracts	8 years
Goodwill [Member]
Significant Accounting Policies [Line Items]
Equity investments, net	$ 46,100
Buildings and improvements | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live	5 years
Buildings and improvements | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live	40 years
Computer equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live	2 years
Computer equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live	5 years
Furniture and other equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live	3 years
Furniture and other equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful live	15 years
Netspend Holdings Inc
Significant Accounting Policies [Line Items]
Operating segments | segment	4
Cardholders' loss reserve	$ 10,500
Netspend Holdings Inc | TSYS de Mexico
Significant Accounting Policies [Line Items]
Equity method investment, percentage of ownership	49.00%
Netspend Holdings Inc | CUP Data
Significant Accounting Policies [Line Items]
Equity method investment, percentage of ownership	44.56%
Netspend Holdings Inc | Internal-use software | Minimum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	3 years
Netspend Holdings Inc | Internal-use software | Maximum
Significant Accounting Policies [Line Items]
Intangible assets estimated useful life	10 years
Netspend Holdings Inc | Other Current Liabilities
Significant Accounting Policies [Line Items]
Transaction processing provision	$ 2,900